Other Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Other Receivables

NOTE 4. OTHER RECEIVABLES

Other receivables consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Interest receivable	$446,157	$60,497
Others	85,871	33,977
Total	$532,028	$94,474

Interest receivable represents interest income earned on loans to third parties (See Note 5).